UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
    (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2007

ITEM 1.           REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

 SM

Citi

California Tax Free Reserves

SEMI-ANNUAL
REPORT

FEBRUARY 28, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup. Investments in the fund referenced herein are not bank deposits or obligations of Citibank.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)i increased a sharp 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, GDP growth was 2.5%.

          After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings and again in March 2007 after the reporting period ended. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “...the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

          During the reporting period, short- and long-term Treasury yields experienced periods of volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. Yields then moved higher during much of the reporting period on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. However, yields then fell sharply at the end of February, as economic data weakened and the stock market experienced its largest one day decline in more than five years. Overall, during the six months ended February 28, 2007, two-year Treasury yields moved from 4.79% to 4.65%. Over the same period, 10-year Treasury yields fell from 4.74% to 4.56%.

CitiSM California Tax Free Reserves	I

The yields available from tax-free money market instruments fluctuated given the changes in short-term interest rates over the reporting period.

Performance Review

As of February 28, 2007, the seven-day current yield for CitiSM California Tax Free Reserves was 2.89% and its seven-day effective yield, which reflects compounding, was 2.93%.1

          Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 2.74% and the seven-day effective yield would have been 2.78%.

          Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

CitiSM California Tax Free Reserves Yields as of February 28, 2007 (unaudited)
Seven-day current yield[1]	2.89%

Seven-day effective yield[1]	2.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements and/or waivers, the seven-day current yield would have been 2.74% and the seven-day effective yield would have been 2.78%.

          An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Special Shareholder Notice

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the effected funds have carefully considered and approved these proposals and, where

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	CitiSM California Tax Free Reserves

required, have obtained shareholder approval. As such, the following changes became effective as of the close of business, April 13, 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

CitiSM California Tax Free Reserves	III

          Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

          As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 16, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

IV	CitiSM California Tax Free Reserves

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

February 28, 2007

   20.3%

   12.6%

   10.4%

   9.5%

   9.0%

   9.0%

   6.3%

   5.5%

   4.0%

   3.3%

   2.7%

   2.5%

   1.6%

   1.4%

  1.9%

Water & Sewer

General Obligation

Utilities

Tax Allocation

Industrial Development

Housing: Single Family

Miscellaneous

Housing: Multi-Family

Education

Public Facilities

Hospitals

Finance

Electric

Transportation

Other

0.0%

5.0%

10.0%

15.0%

20.0%

25.0%

CitiSM California Tax Free Reserves 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          This example is based on an investment of $1,000 invested on September 1, 2006 and held for the six months ended February 28, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)

CitiSM California Tax Free Reserves - Class N	1.41%	$1,000.00	$1,014.10	0.65%	$3.25

(1)	For the six months ended February 28, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	CitiSM California Tax Free Reserves 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)

CitiSM California Tax Free Reserves - Class N	5.00%	$1,000.00	$1,021.57	0.65%	$3.26

(1)	For the six months ended February 28, 2007.

(2)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

CitiSM California Tax Free Reserves 2007 Semi-Annual Report	3

Schedule of Investments (February 28, 2007) (unaudited)
CITI CALIFORNIA TAX FREE RESERVES

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 98.9%
Education — 8.9%
$2,830,000	A-1+	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital Improvement Financing, Project, Series B, LOC-Scotiabank, 3.520%, 3/1/07 (a)	$2,830,000
5,800,000	A-1+	California EFA Revenue, Stanford University, Series S-4, 3.370%, 3/1/07 (a)	5,800,000
		California Statewide CDA:
7,500,000	NR	3.490% due 3/6/07 (a)	7,500,000
2,000,000	VMIG1(b)	Revenue, Tiger Woods Learning Foundation, LOC-Bank of America, 3.500%, 3/1/07 (a)	2,000,000
1,325,000	F-1(c)	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank, 3.650%, 3/1/07 (a)	1,325,000
2,100,000	A-1+	University of California Board of Regents, Series A, TECP, 3.480% due 5/4/07	2,100,000
5,535,000	A-1+	William S Hart, CA, Union High School District, COP, School Facilities Bridge Program, FSA-Insured, 3.600%, 3/1/07 (a)	5,535,000

		Total Education	27,090,000

Electric — 3.2%
9,850,000	A-1+	California State Department Water Reservoir Power Supply Revenue, Putters, Series 344, AMBAC-Insured, 3.650%, 3/1/07 (a)	9,850,000

Finance — 3.9%
		California State Economic Recovery Bonds:
400,000	A-1+	Series C-07, LOC-BNP Paribas, 3.580%, 3/1/07 (a)	400,000
1,200,000	A-1+	Series C-08, ST GTD-Insured, LOC-Lloyds TSB Bank, 3.500%, 3/1/07 (a)	1,200,000
10,335,000	A-1+	Series C-10, LOC-BNP Paribas, 3.360%, 3/7/07 (a)	10,335,000

		Total Finance	11,935,000

General Obligation — 12.5%
		California State, GO:
3,700,000	A-1+	Series A-1, LOC-Westdeutsche Landesbank, 3.550%, 3/1/07 (a)	3,700,000
3,300,000	A-1+	Series A-2, LOC-JPMorgan Chase, Westdeutsche Landesbank, 3.480%, 3/1/07 (a)	3,300,000
2,895,000	F-1+(c)	Los Angeles, CA, Union School District, PA 1117, FSA-Insured, 3.650%, 3/1/07 (a)	2,895,000
6,000,000	VMIG1(b)	Oakland, CA, GO, Series 756, FGIC-Insured, 3.640%, 3/1/07 (a)	6,000,000
12,280,000	SP-1+	Orange County, CA, Fire Authority, GO, TRAN, 4.500% due 6/29/07	12,318,616
1,960,000	A-1+	Palomar Pomerado Health, Floats, PT-2995, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.650%, 3/1/07 (a)	1,960,000
1,930,000	F-1+(c)	Poway, CA, University School District GO, PT-1889, MBIA-Insured, 3.650%, 3/1/07 (a)	1,930,000
		Puerto Rico MFA, GO:
3,455,000	VMIG1(b)	Floater Certificates, Series 225, FSA-Insured, 3.640%, 3/1/07 (a)	3,455,000
1,660,000	A-1+	PA 642, MBIA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.640%, 3/1/07 (a)	1,660,000
990,000	F-1+(c)	Rancho Santiago, CA, Community College District, Series 2550, FSA-Insured, SPA-Merrill Lynch, 3.650%, 3/1/07 (a)	990,000

		Total General Obligation	38,208,616

See Notes to Financial Statements.

4	CitiSM California Tax Free Reserves 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Hospitals — 5.4%
$8,375,000	A-1+	California Health Facilities Finance Authority, Sisters of Charity Health Systems, 3.450%, 3/7/07 (a)	$8,375,000
2,000,000	A-1	California Statewide CDA Revenue, American Baptist Homes West, LOC-LaSalle Bank, 3.540%, 3/1/07 (a)	2,000,000
6,200,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, SPA-Landesbank Hessen-Thuringen, 3.540%, 3/1/07 (a)	6,200,000

		Total Hospitals	16,575,000

Housing: Multi-Family — 8.9%
		California Housing Finance Agency Revenue:
1,000,000	A-1+	Home Mortgage, Series H, SPA-Dexia Credit Local, 3.620%, 3/1/07 (a) (d)	1,000,000
990,000	A-1+	MFH, Series D, SPA-Depfa Bank PLC, 3.670%, 3/1/07 (a) (d)	990,000
		California Statewide CDA Multifamily Revenue:
1,965,000	A-1+	Coventry Place Apartments, Series JJ, FNMA-Insured, 3.650%, 3/1/07 (a) (d)	1,965,000
3,000,000	VMIG1(b)	Refunding, Housing, IAC Project, Series W-3, LOC-Wells Fargo Bank NW N.A., 3.490%, 3/7/07 (a) (d)	3,000,000
8,240,000	A-1+	California, HFA Revenue, Home Mortgage, Series K, LIQ-Bank of Nova Scotia and State Street Bank & Trust, 3.560%, 3/7/07 (a) (d)	8,240,000
11,000,000	A-1+	Los Angeles, CA, Community Redevelopment Agency, MFH Revenue, Second & Central Apartments Project, Series A, LOC-HSBC Bank USA N.A., 3.470%, 3/7/07 (a) (d)	11,000,000
1,000,000	A-1+	Pleasant Hill, CA, RDA, Multi-Family Revenue, Refunding, Housing Chateau III, Series A, LIQ-FNMA, 3.650%, 3/1/07 (a) (d)	1,000,000

		Total Housing: Multi-Family	27,195,000

Housing: Single Family — 1.6%
4,800,000	VMIG1(b)	Sacramento County, CA, City Financing Authority Lease Revenue, Series G, AMBAC-Insured, 3.650%, 3/1/07 (a)	4,800,000

Industrial Development — 2.4%
3,800,000	A-1+	California Infrastructure & Economic Development Bank Revenue, Asian Art Museum Foundation, MBIA-Insured, SPA-JPMorgan Chase, 3.510%, 3/1/07 (a)	3,800,000
2,370,000	F-1+(c)	California Statewide CDA, IDR, Florestone Products Project, LOC-Wells Fargo Bank, 3.750%, 3/7/07 (a) (d)	2,370,000
1,300,000	F-1+(c)	San Francisco, CA, City & County Redevelopment Agency Lease Revenue, PT-2249, AMBAC-Insured, 3.650%, 3/1/07 (a)	1,300,000

		Total Industrial Development	7,470,000

Life Care Systems — 0.7%
2,250,000	A-1	California Statewide Community Development Corp., COP, Covenant Retirement Communities, LOC-LaSalle National Bank, 3.540%, 3/1/07 (a)	2,250,000

Miscellaneous — 9.4%
3,170,000	VMIG1(b)	California Statewide CDA Revenue, North Peninsula Jewish Community Center, LOC-Bank of America, 3.510%, 3/1/07 (a)	3,170,000
10,355,000	VMIG1(b)	Hesperia, CA, Public Financing Authority, 1993 Street Improvement Project, LOC-Bank of America, 3.530%, 3/7/07 (a)	10,355,000

See Notes to Financial Statements.

CitiSM California Tax Free Reserves 2007 Semi-Annual Report	5

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Miscellaneous — 9.4% (continued)
		Irvine, CA, Improvement Bond Act 1915:
$5,600,000	VMIG1(b)	Assessment District 04-20, Series A, LOC-KBC Bank, 3.540%, 3/1/07 (a)	$5,600,000
1,280,000	A-1+	Assessment District 87-8, LOC-KBC Bank, 3.540%, 3/1/07 (a)	1,280,000
1,000,000	VMIG1(b)	Assessment District 97-17, LOC-State Street Bank & Trust Co., 3.520%, 3/1/07 (a)	1,000,000
2,200,000	VMIG1(b)	Revenue, Limited Obligation, Assessment District 04-20, Series B, LOC-KBC Bank, 3.510%, 3/1/07 (a)	2,200,000
5,200,000	VMIG1(b)	Orange County, CA, Improvement Bond Act 1915, Assessment District 01-1, Series A, CNTY GTD-Insured, LOC-KBC Bank NV, 3.540%, 3/1/07 (a)	5,200,000

		Total Miscellaneous	28,805,000

Public Facilities — 6.3%
3,000,000	VMIG1(b)	California Infrastructure & Economic Development Bank Revenue, Contemporary Jewish Museum, LOC-Bank of America, 3.550%, 3/1/07 (a)	3,000,000
3,755,000	A-1+	Fremont, CA, COP, Maintenance Center And Fire Project, AMBAC-Insured, SPA-Dexia Credit Local, 3.490%, 3/1/07 (a)	3,755,000
		San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center Expansion Project:
3,700,000	A-1+	Series 1, AMBAC-Insured, SPA-JPMorgan Chase, State Street Bank, 3.580%, 3/1/07 (a)	3,700,000
8,705,000	A-1+	Series 3, AMBAC-Insured, SPA-Morgan Guaranty Trust and State Street Bank & Trust, 3.500%, 3/1/07 (a)	8,705,000

		Total Public Facilities	19,160,000

Solid Waste — 1.2%
3,500,000	A-1+	Orange County, CA, Sanitation Districts COP, Series B, SPA-Dexia Public Finance Bank, 3.540%, 3/1/07 (a)	3,500,000

Tax Allocation — 2.7%
5,760,000	SP-1+	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank SA/NV, Banco Bilboa Vizcaya and Banco Santander PR, 4.500% due 7/30/07	5,782,826
2,475,000	A-1+	Westminster, CA, RDA, Tax Allocation Revenue, Commercial Redevelopment Project Number 1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.600%, 3/1/07 (a)	2,475,000

		Total Tax Allocation	8,257,826

Transportation — 1.4%
1,750,000	A-1+	Orange County, CA, Transportation Authority, Toll Road Revenue, Express Lanes, Series B-2, AMBAC-Insured, 3.520%, 3/1/07 (a)	1,750,000
2,550,000	A-1	Port of Oakland, CA, Series 1192, FGIC-Insured, LIQ-Morgan Stanley, 3.670%, 3/1/07 (a) (d)	2,550,000

		Total Transportation	4,300,000

Utilities — 10.3%
6,000,000	A-1+	California Alternative Energy Source Financing Authority Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo, Series B, 3.470%, 3/7/07 (a)(d)	6,000,000

See Notes to Financial Statements.

6	CitiSM California Tax Free Reserves 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Utilities — 10.3% (continued)
		California PCFA, PCR, Pacific Gas & Electric:
$2,300,000	A-1+	Series C, LOC-Bank One, 3.510%, 3/1/07 (a)	$2,300,000
1,000,000	A-1+	Series E, LOC-JPMorgan Chase, 3.530%, 3/1/07 (a)	1,000,000
3,800,000	A-1+	Series F, LOC-Bank One, 3.530%, 3/1/07 (a)	3,800,000
16,310,000	A-1+	Puerto Rico, Electric Power Authority Revenue, PART, MSTC, Series SGA 43, MBIA-Insured, SPA-Societe Generale, 3.510%, 3/7/07 (a)	16,310,000
2,000,000	NR	San Franciso, CA, TECP, 3.550% due 6/6/07	2,000,000

		Total Utilities	31,410,000

Water & Sewer — 20.1%
5,000,000	A-1	California State Department of Water Resource Power Supply Revenue, Subordinated Series G-4, FSA-Insured, SPA-Morgan Stanley, 3.490%, 3/1/07 (a)	5,000,000
945,000	A-1+	Eastern Municipal Water District, Water & Sewer Revenue COP, Refunding, Series B, MBIA-Insured, SPA-Lloyds TSB Bank PLC, 3.600%, 3/1/07 (a)	945,000
17,000,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System, Subordinated Series A-8, 3.580%, 3/1/07 (a)	17,000,000
		Metropolitan Water District of Southern California:
1,700,000	A-1+	Series A, SPA-Landesbank Baden-Wuerttemberg, 3.600%, 3/1/07 (a)	1,700,000
2,970,000	A-1+	Series C, SPA-Dexia Credit Local, 3.500%, 3/1/07 (a)	2,970,000
1,945,000	A-1+	Series C-2, SPA-Dexia Credit Local, 3.520%, 3/1/07 (a)	1,945,000
		Waterworks Revenue:
4,800,000	A-1+	Authorization, Series B, SPA-Landesbank Hessen, 3.500%, 3/1/07 (a)	4,800,000
1,500,000	A-1+	Series C-2, SPA-Lloyds TSB Bank PLC, 3.500%, 3/1/07 (a)	1,500,000
6,240,000	A-1+	Orange County, CA, Sanitation District, COP, SPA-Depfa Bank PLC, 3.500%, 3/1/07 (a)	6,240,000
2,900,000	A-1+	Orange County, CA, Sanitation Districts, COP, Series A, SPA-Dexia Credit Local, 3.540%, 3/1/07 (a)	2,900,000
3,100,000	A-1+	Otay, CA, Water District COP, Capital Projects, LOC-Landesbank Hessen, 3.450%, 3/7/07 (a)	3,100,000
8,000,000	VMIG1(b)	Rancho, CA, Water District Financing Authority, Series B, FGIC-Insured, SPA-FGIC, 3.420%, 3/7/07 (a)	8,000,000
		San Diego, CA, Water Authority:
2,500,000	NR	3.460% due 4/4/07	2,500,000
2,500,000	NR	3.530% due 6/6/07	2,500,000
290,000	A-1+	Turlock, CA, Irrigation District COP, Capital Improvement & Refunding Project, LOC-Societe Generale, 3.510%, 3/1/07 (a)	290,000

		Total Water & Sewer	61,390,000

		TOTAL INVESTMENTS — 98.9% (Cost — $302,196,442#)	302,196,442
		Other Assets in Excess of Liabilities — 1.1%	3,426,933

		TOTAL NET ASSETS — 100.0%	$305,623,375

See Notes to Financial Statements.

CitiSM California Tax Free Reserves 2007 Semi-Annual Report	7

Schedule of Investments (February 28, 2007) (unaudited) (continued)

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service.

(c)	Rating by Fitch Ratings Service.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 9 for definition of ratings.

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation
CDA	—	Community Development Authority
COP	—	Certificate of Participation
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GO	—	General Obligation
GTD	—	Guaranteed
HFA	—	Housing Finance Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MSTC	—	Municipal Securities Trust Certificates
PART	—	Partnership Structure
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
RDA	—	Redevelopment Agency
SPA	—	Standby Bond Purchase Agreement
TECP	—	Tax Exempt Commercial Paper
TRAN	—	Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

8	CitiSM California Tax Free Reserves 2007 Semi-Annual Report

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature- VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

CitiSM California Tax Free Reserves 2007 Semi-Annual Report	9

Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$302,196,442
Cash	1,563,021
Interest receivable	1,483,410
Receivable for Fund shares sold	1,459,300
Receivable from manager	5,314
Prepaid expenses	16,011

Total Assets	306,723,498

LIABILITIES:
Distributions payable	573,714
Payable for Fund shares repurchased	306,885
Investment management fee payable	81,780
Distribution fees payable	58,832
Trustees’ fees payable	12,950
Litigation fees payable	1,934
Accrued expenses	64,028

Total Liabilities	1,100,123

Total Net Assets	$305,623,375

NET ASSETS:
Par value (Note 3)	$3,056
Paid-in capital in excess of par value	305,619,118
Accumulated net realized gain on investments	1,201

Total Net Assets	$305,623,375

Shares Outstanding	305,622,174

Net Asset Value	$1.00

See Notes to Financial Statements.

10	CitiSM California Tax Free Reserves 2007 Semi-Annual Report

Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$4,765,837

EXPENSES:
Investment management fee (Note 2)	616,585
Distribution fees (Note 2)	342,547
Litigation fees (Note 5)	56,378
Legal fees	23,454
Shareholder reports	15,438
Restructuring fees (Note 7)	13,643
Audit and tax	13,043
Trustees’ fees (Notes 2 and 7)	11,225
Registration fees	9,608
Transfer agent fees	7,774
Insurance	3,069
Custody fees	473
Miscellaneous expenses	3,250

Total Expenses	1,116,487
Less: Fee waivers and/or expense reimbursements (Notes 2, 5 and 7)	(211,838)
Fees paid indirectly (Note 1)	(383)

Net Expenses	904,266

Net Investment Income	3,861,571

Net Realized Gain From Investment Transactions	1,201

Increase in Net Assets From Operations	$3,862,772

See Notes to Financial Statements.

CitiSM California Tax Free Reserves 2007 Semi-Annual Report	11

Statements of Changes in Net Assets
For the six months ended February 28, 2007 (unaudited) and the year ended August 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$3,861,571	$6,395,123
Net realized gain	1,201	9,467

Increase in Net Assets From Operations	3,862,772	6,404,590

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(3,861,571)	(6,395,123)
Net realized gains	(9,411)	(51,507)

Decrease in Net Assets From Distributions to Shareholders	(3,870,982)	(6,446,630)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	281,853,077	496,249,592
Reinvestment of distributions	590,165	1,028,596
Cost of shares repurchased	(254,312,612)	(484,344,210)

Increase in Net Assets From Fund Share Transactions	28,130,630	12,933,978

Increase in Net Assets	28,122,420	12,891,938
NET ASSETS:
Beginning of period	277,500,955	264,609,017

End of period	$305,623,375	$277,500,955

See Notes to Financial Statements.

12	CitiSM California Tax Free Reserves 2007 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

	2007(1)		2006		2005		2004		2003		2002

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.014		0.024		0.013		0.004		0.006		0.011
Net realized gain(2)	0.000		0.000		0.000		0.000		0.000		0.000

Total Income From Operations	0.014		0.024		0.013		0.004		0.006		0.011

Less Distributions From:
Net investment income	(0.014)		(0.024)		(0.013)		(0.004)		(0.006)		(0.011)
Net realized gains	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	—

Total Distributions	(0.014)		(0.024)		(0.013)		(0.004)		(0.006)		(0.011)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(3)	1.41%		2.48%		1.31%		0.41%		0.62%		1.05%

Net Assets, End of Period (000s)	$305,623		$277,501		$264,609		$254,035		$290,733		$294,947

Ratios to Average Net Assets:
Gross expenses	0.81	% (4)(5)(6)	0.83	%(6)	0.80%		0.80%		0.78%		0.82%
Net expenses(7)(8)(9)	0.66	(4)(5)	0.65		0.65		0.65		0.65		0.65
Net investment income	2.82	(4)	2.44		1.29		0.38		0.59		1.04

(1)	For the six months ended February 28, 2007 (unaudited).

(2)	Amount represents less than $0.001 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.80% and 0.65%, respectively (Note 7).

(6)

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.77% and 0.78% for the six months ended February 28, 2007 and the year ended August 31, 2006, respectively.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses, of the Fund will not exceed 0.65%.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

CitiSM California Tax Free Reserves 2007 Semi-Annual Report	13

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Citi California Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

          Effective as of close of business, April 13, 2007, the Fund is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “New Trust”). The New Trust, a Maryland business trust is registered under the 1940 Act as an open-end management investment company.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

          (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

          (d) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

          (e) Fees Paid Indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

          (f) Distributions to Shareholders. Distributions on the shares of the Fund are declared each business day, as of 12:00 noon Eastern Time, to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

14	CitiSM California Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          (g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

          (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Fund pays investment management fees calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Over $5 billion	0.375
Over $10 billion	0.350

          LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

          During the six months ended February 28, 2007, the Fund had a voluntary expense limitation in place of 0.65% of the Fund’s average daily net assets.

          During the six months ended February 28, 2007, LMPFA waived a portion of its fee in the amount of $150,146. In addition, during the six months ended February 28, 2007, the Fund was reimbursed for expenses amounting to $61,692.

          Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

          The Fund adopted a Rule 12b-1 distribution plan under the 1940 Act and under that plan, the Fund pays a monthly fee at an annual rate not to exceed 0.25% of Class N shares

CitiSM California Tax Free Reserves 2007 Semi-Annual Report	15

Notes to Financial Statements (unaudited) (continued)

average daily net assets. For the six months ended February 28, 2007, distribution fees paid amounted to $342,547.

          The Trust pays no compensation directly to any Trustee or any officer who is affiliated with LMPFA, all of whom receive remuneration for their services to the Fund from Legg Mason or its affiliates.

          During a special meeting in June 2006, the Fund’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection, the Board voted to establish a mandatory retirement age of 75 for current Trustees, and 72 for all future Trustees, and to allow current Trustees to elect to retire as of the date which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Fund) will pay a pro rata share (based upon asset size) of such benefits. As of February 28, 2007, the Fund’s allocable share of benefits under this amendment are $6,206.

          Under the previous Retirement Plan (the “Plan”), all Trustees who were not “interested persons” of the Fund, within the meaning of the 1940 Act, were required to retire from the Board as of the last day of the calendar year in which the applicable Trustees attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Trust or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to the terms of the amended plans. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

          Certain officers and one Trustee are employees of Legg Mason and its affiliates and do not receive compensation from the Trust.

3.	Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

          Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

16	CitiSM California Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a

CitiSM California Tax Free Reserves 2007 Semi-Annual Report	17

Notes to Financial Statements (unaudited) (continued)

proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

          This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connec-

18	CitiSM California Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

tion with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. It is uncertain when the court will decide the motion. No assurance can be given as to the outcome of this matter.

6.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM’’) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

7.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initia-

CitiSM California Tax Free Reserves 2007 Semi-Annual Report	19

Notes to Financial Statements (unaudited) (continued)

tives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

8.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

20	CitiSM California Tax Free Reserves 2007 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of Special Meetings of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote at a Trust level on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Board Members and (2) Agreement and Plan of Reorganization.

1.	Election of Board Members†

Nominees	Votes For	Authority Witheld	Abstentions

Elliot J. Berv	1,185,010,996.520	57,962,846.620	0.000
A. Benton Cocanougher	1,186,281,691.720	56,692,151.420	0.000
Jane F. Dasher	1,186,937,939.980	56,035,903.160	0.000
Mark T. Finn	1,186,374,230.020	56,599,613.120	0.000
Rainer Greeven	1,185,908,977.710	57,064,865.430	0.000
Stephen Randolph Gross	1,184,358,816.740	58,615,026.400	0.000
Richard E. Hanson, Jr	1,184,428,472.040	58,545,371.000	0.000
Diana R. Harrington	1,186,519,237.710	56,454,605.430	0.000
Susan M. Heilbron	1,186,471,865.790	56,501,977.350	0.000
Susan B. Kerley	1,185,253,930.210	57,719,912.930	0.000
Alan G. Merten	1,184,120,353.320	58,853,489.820	0.000
R. Richardson Pettit	1,186,490,630.290	56,483,212.850	0.000
R. Jay Gerken, CFA	1,185,172,416.110	57,801,427.030	0.000

†          Board members are elected by the shareholders of all the series of the Trust, of which the Fund is a series.

2.	Agreement and Plan of Reorganization

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Reorganize as a Series of a Maryland Business Trust	996,263,560.370	53,132,751.320	28,955,848.450	164,621,683.000

          On January 29, 2007, a Special Meeting of Shareholders was held to vote at a Fund level on various proposals recently approved by the Fund’s Board Members. The following table provides the number of votes cast for, against, as well as the number of abstentions and broker non-votes as to the following proposal: Revise Fundamental Investment Policies.

Revise Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Borrowing Money	114,719,970.920	3,883,540.870	4,253,321.030	8,288,254.000
Underwriting	114,652,286.920	3,953,124.870	4,251,421.030	8,288,254.000
Lending	115,066,651.920	3,538,759.870	4,251,421.030	8,288,254.000
Issuing Senior Securities	115,210,834.920	3,411,389.870	4,234,608.030	8,288,254.000
Real Estate	114,619,829.920	4,000,496.870	4,236,506.030	8,288,254.000
Commodities	114,556,652.920	4,065,572.870	4,234,607.030	8,288,254.000

CitiSM California Tax Free Reserves	21

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CitiSM
California Tax Free Reserves

TRUSTEES
 Elliot J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen Randolph Gross
Richard E. Hanson, Jr
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
Legg Mason Partners
   Fund Advisor, LLC

SUBADVISER
Western Asset Management
   Company

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust
   Company

TRANSFER AGENTS
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

CitiSM
California Tax Free Reserves

The Fund is a separate investment fund of Legg Mason Partners Money Market Trust, a Maryland business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010 on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of shareholders of CitiSM California Tax Free Reserves.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2007 Legg Mason Investor
Services, LLC
Member NASD, SIPC

CFS/RCA/207         SR07-313

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	May 4, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	May 4, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	May 4, 2007